SUN-JIN MOON
                                                      Vice President and Counsel
                                                                  (212) 314-2120
                                                             Fax: (212) 314-3953

                                                                  March 10, 2010


VIA ELECTRONIC "EDGAR" FILING

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

             RE:      AXA Equitable Life Insurance Company
                      Pre-Effective Amendment No. 1 to Registration Statement Filed on Form S-3 (File No. 333-169163)

Commissioners:

         On behalf of AXA Equitable Life Insurance Company (the "Registrant"), we are filing herewith Pre-Effective Amendment No. 1 (the "Amendment") to the Registrant's Form S-3 Registration Statement (File No. 333-169163).

         The purposes of the Amendment are to respond to comments of the Commission staff, increase the amount of securities being registered, add exhibits and other information as necessary to make the Registration Statement complete, and to make limited other corrections, revisions, and clarifications.

I. RESPONSES TO CERTAIN COMMISSION STAFF COMMENTS

         The Commission staff's most recent comments on the Registration Statement were rendered via telephone on March 2, 2010. We respond below to those comments. In each case we summarize our understanding of the comment and then provide our response. At or about the time of filing hereof, we are also providing the staff with a courtesy copy of the prospectus contained in the Amendment, which courtesy copy is precisely marked to show changes from the version of the prospectus on which the staff's March 2, 2010 comments were based. The page number references in our comment responses below are to said precisely marked courtesy copy. The page reference numbers in our below summaries of staff comments are to the most recent previous courtesy copy of the prospectus that we provided to the staff and on which we presume the staff's comments were based. Capitalized terms used below, have the same meanings as ascribed to them in the prospectus.

         COMMENT 1. This comment relates to places where the prospectus refers to the fact that the EDA will "usually" be negative or "usually" result in a loss of principal or the like (including in the 4th bullet point in the left column of the cover page, in the bold-face legend in the right column of the cover page and on pages 5 and 12). In these places it should be disclosed that there will always be a loss of principal.

         RESPONSE 1. We have made the requested revisions. See revisions on the cover page and on pages 4, 5, 7, and 12.

         COMMENT 2. In the definition of Charge Reserve Amount on page 4, the first sentence refers to the estimated monthly charges for the policy. Give examples of what those charges are (e.g., monthly cost of insurance charge, monthly administrative charge, monthly mortality and expense risk charge, and any monthly optional rider charges).

         RESPONSE 2. We have inserted the requested disclosure in the first paragraph on page 4.

         COMMENT 3. Clarify the definition of Charge Reserve Amount to specify that there is no requirement to maintain any Charge Reserve Amount in the Unloaned GIO when the customer is not invested in any Segment.

         RESPONSE 3. We have inserted the requested disclosure in the first paragraph on page 4.

         COMMENT 4. Include in the definition of Charge Reserve Amount a cross-reference to "Segments" on page 8 for a discussion of the investment options from which account value will be transferred to the Unloaned GIO, if necessary to meet the minimum Charge Reserve Amount requirement.

         RESPONSE 4. We have added this cross-reference at the end of the first paragraph on page 4.

         COMMENT 5. In the definition of Early Distribution Adjustment on page 4, replace the term "Guideline Premium Force-out" with more descriptive language such as appears in the first sentence under the definition of Segment Account Value.

         RESPONSE 5. We have made the requested change on page 4.

         COMMENT 6. In the second sentence of the Segment Account Value definition on page 5, delete the word "Segment" that immediately precedes "Early Distribution Adjustment."

         RESPONSE 6. We have made the requested change in the second sentence of the definition of Segment Account Value on page 5. We have also made the same change in the third sentence of that definition.

         COMMENT 7. In the first sentence of the definition of Segment Distribution Value, replace the word "for" with the words "that would apply on a full surrender of."

         RESPONSE 7. We have made this change on page 7.

         COMMENT 8. In the 4th bullet point on page 7, end the first sentence after the word "principal," delete the words "on a basis that," and, instead, insert the words "This exposure," so as to start a new sentence at that point.

         RESPONSE 8. This change has been made on page 7.

         COMMENT 9. Indent the 5th, 6th and 7th bullet points on page 7, so that they become subpoints under the 4th bullet point.

         RESPONSE 9. We have made these revisions on page 7.

         COMMENT 10. Add a new bullet point on page 7 that describes the risk that the amounts required to be maintained in the Unloaned GIO during the Segment Term may earn a return that is less than the return under any other investment options in which those amounts otherwise would have been invested.

         RESPONSE 10. The requested new bullet point has been added on page 7.

         COMMENT 11. In the first sentence under "MSO Holding Account" on page 8, clarify what the word "net" means.

         RESPONSE 11. We have made the requested clarifications on page 8.

         COMMENT 12. With respect to the carryover paragraph at the bottom of the left column and top of the right column on page 9, provide a numerical example of how the "A+B+C+D" limit works, in order to illustrate to the reader that there may be a substantial likelihood that no amounts will allocated from the MSO Holding Account into a Segment.

         RESPONSE 12. We have provided the requested example on page 9.

         COMMENT 13. Insert a "sentence or two" that provides an example of what is meant by the statement under Change in Index on page 10 that "We would apply the full Index performance to that date subject to the full Growth Cap Rate and Downside Protection."

         RESPONSE 13. The requested sentences have been inserted on page 10.

         COMMENT 14. In the second paragraph under Charge Reserve Amount on page 11, add language to clarify that the Charge Reserve Amount is recomputed at each Segment Start Date (even if another Segment has already started), in which case the new Charge Reserve Amount applies throughout the Segment Term of the new Segment.

         RESPONSE 14. The requested disclosure has been added in the second paragraph under Charge Reserve Amount on page 11. Additional relevant disclosure also appears in the fourth paragraph under Charge Reserve Amount.

         COMMENT 15. Confirm that no transfer restrictions apply to amounts that an owner wishes to transfer into the Unloaned GIO to meet the Charge Reserve Amount requirement.

         RESPONSE 15. We confirm as requested, and we have added disclosure to the same effect in the third paragraph under Charge Reserve Amount on page 11.

         COMMENT 16. Add language after numbered paragraphs 1.-3. on page 11 to emphasize that the charge allocation procedure described therein results in a monthly deduction being taken from a Segment (and an EDA being made as a result of such a deduction) only if there is no remaining account value in any other investment option from which any such deduction can be made.

         RESPONSE 16. We have added the requested disclosure on page 12.

         COMMENT 17. In the penultimate paragraph on page 12, include information about what a "put option on the Index" is, including the meaning of "notional value" and "strike price" in that context.

         RESPONSE 17. The requested explanatory material has been added under "Additional Detail" on page 13.

         COMMENT 18. In the first sentence on page 13, correct a typographical error by changing "are" to "use."

         RESPONSE 18. We have corrected the typographical error on page 13.

         COMMENT 19. On page 13, identify precisely which Black Scholes model is being used, so that there can be no question about what formula the registrant is representing that it will use for this purpose.

         RESPONSE 19. This disclosure has been set forth on page 13.

         COMMENT 20. In numbered paragraph 1. on page 13, describe with particularity what market-traded options will be used by the banks in their implied volatility quotations, as well has how interpolated values will be used where market-traded options are not available that have the same duration as the put option used in deriving the Put Option Factor.

         RESPONSE 20. The requested disclosure has been included in numbered paragraph (1) on page 13.

         COMMENT 21. Consider moving some of the detailed material concerning the Black Scholes model to a prospectus appendix.

         RESPONSE 21. Upon consideration, we prefer to retain the disclosure concerning the Black Scholes model in the prospectus, in view of the limited volume of such disclosure and its close relationship to other information that is contained in the same portion of the prospectus. Accordingly, we have not created an appendix for this material.

         COMMENT 22. In the paragraph just before "Transfers" on page 13, consider whether "Segment Distribution Value" in the fourth line should be "Segment Account Value." Also, clarify the meaning of the penultimate sentence of this paragraph.

         RESPONSE 22. Upon consideration, we agree that these two sentences are confusing. We have also concluded that they are unnecessary and do not further the reader's understanding. Accordingly, we have deleted these sentences from page 13.

         COMMENT 23. In part A of Appendix I, switch the material that appears under Segment 1 and Segment 2, so that the surrenders with the longer remaining Segment Term are shown in the Segment 1 column (which should remain to the left of the Segment 2 column).

         RESPONSE 23.  We have made this change.

         COMMENT 24. In part A of Appendix I, revise the order in which Examples I-IV appear, so that the returns illustrated appear in the following order:
-10%, 10%, -40%, 40%.

         RESPONSE 24.  We have made this change.

         COMMENT 25. In Appendix I, where the amount of an EDA is given in the examples, disclose separately each component of the EDA (i.e., the Put Option Factor component and the charge refund component).

         RESPONSE 25. We have made the requested revisions in Appendix I.

II. ACCELERATION OF EFFECTIVENESS OF THE REGISTRATION STATEMENT AND RELATED MATTERS

         The Registrant and the principal underwriters of the securities being registered (AXA Advisors, LLC and AXA Distributors, LLC) intend to make an oral request for acceleration of the effective date of the Registration Statement to the earliest practicable time. Accordingly, in compliance with the requirements of Rule 461(a) under the Securities Act of 1933 we have been authorized to represent, and do represent, on behalf of the registrant and the principal underwriters, that they, respectively, are aware of their obligations under that Act.

         In a letter dated November 16, 2009 giving comments on the Registration Statement, the Commission staff requested that, if acceleration of the effective date would be requested, the Registrant furnish to the Commission a letter making three acknowledgments. In compliance with that request, the Registrant hereby acknowledges that:

     o Should the Commission or the staff, acting pursuant to delegated authority, declare the Registration Statement effective, it does not foreclose the Commission from taking any action with respect to the Registration Statement;
     o The action of the Commission or the staff, acting pursuant to delegated authority, in declaring the Registration Statement effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the Registration Statement; and
     o The Registrant may not assert that action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

         ***********************************************************

         As noted previously, we desire for the Registration Statement to become effective at the earliest practicable time, and we therefore would very much appreciate any and all efforts that the staff can make to that end.

         Please contact the undersigned at (212) 314-2120 with any further communications or, in my absence, Tom Lauerman of Jorden Burt, LLP at (202) 965-8156.



                                                              Sincerely,



                                                              ---------------
                                                              Sun-Jin Moon